H3 Statement of cash flows	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
H3 Statement of cash flows

Statement of cash flows

Cash and cash equivalents include cash of SEK 19,622 (17,686) million and cash equivalents of SEK 24,263 (17,504) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see note F1 “Financial risk management.”
Cash and cash equivalents as of December 31, 2024, include SEK 727 (1,115) million in countries where there exist significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is not directly available for distribution to the Parent Company or be used to pay normal business expenditures in the local jurisdictions for the next 12 months.
Adjustments to reconcile net income to cash

	2024	2023	2022
Property, plant and equipment
Depreciations	3,861	4,272	4,114
Impairment losses	282	662	274
Total	4,143	4,934	4,388

Right-of-use assets
Depreciations	2,179	2,427	2,451
Impairment losses	99	154	66
Total	2,278	2,581	2,517

Intangible assets

Amortizations
Capitalized development expenses	1,480	1,137	1,586
Customer relationships, IPRs and other intangible assets	2,500	3,321	1,991
Total amortizations	3,980	4,458	3,577

Impairments

Customer relationships, IPRs and other intangible assets	14,073	19	61
Goodwill	1,260	31,897	–
Total impairments	15,333	31,916	61
Total	19,313	36,374	3,638
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	25,734	43,889	10,543

Taxes	2,540	3,189	5,383
Dividends from associates 1)	111	46	58
Undistributed earnings in associates 1)	348	–104	–3
Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	153	268	–287
Other non-cash items 3)	1,731	4,422	1,944
Total adjustments to reconcile net income to cash	30,617	51,710	17,638

1)	See note E3 “Associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 “Other operating income and expenses.
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.
For information about reconciliation of liabilities arising from financing activities, see note F4 “Interest-bearing liabilities.”
Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments
2024
Cash flow from business combinations 1)	–141	–
Acquisitions/divestments of other investments/associates	–256	86
Total	–397	86

2023
Cash flow from business combinations 1)	–1,309	–633
Acquisitions/divestments of other investments	–206	8
Total	–1,515	–625

2022
Cash flow from business combinations 1)	–51,734	20
Acquisitions/divestments of other investments	–261	287
Total	–51,995	307

1)	See also note E2 “Business combinations.”